CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 14,129	$ 10,251
Loan receivable - ESOP	336,134	337,110
Investment securities available for sale - at fair value	153,942	195,963
Prepaid expenses and other assets	3,537	4,596
Prepaid federal income taxes	1,284	1,192
Deferred federal income taxes	4	47
Total assets	587,110	631,982
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and other liabilities	5,107	6,701
Total liabilities	496,183	524,082
Common stock	76	76
Additional paid-in capital	57,215	65,772
Shares acquired by stock benefit plans	(1,574)	(1,992)
Retained earnings	42,439	43,444
Accumulated comprehensive income (loss), Unrealized (losses) gains on securities available for sale, net of tax expense (benefits)	(7,229)	600
Total shareholders' equity	90,927	107,900	72,910	69,419
Total liabilities and shareholders' equity	587,110	631,982
Cheviot Financial Corp
ASSETS
Cash in Cheviot Savings Bank	6,253	14,752
Cash and due from banks	101	1,960
Loan receivable - ESOP	1,384	1,864
Investment in Cheviot Savings Bank	80,523	88,344
Investment securities available for sale - at fair value	2,578
Prepaid expenses and other assets		736
Prepaid federal income taxes	211	134
Deferred federal income taxes		118
Total assets	91,050	107,908
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and other liabilities	17	8
Deferred federal income taxes	106
Total liabilities	123	8
Common stock	76	76
Additional paid-in capital	57,215	65,772
Shares acquired by stock benefit plans	(1,574)	(1,992)
Retained earnings	42,439	43,444
Accumulated comprehensive income (loss), Unrealized (losses) gains on securities available for sale, net of tax expense (benefits)	(7,229)	600
Total shareholders' equity	90,927	107,900
Total liabilities and shareholders' equity	$ 91,050	$ 107,908